SOFTWARE DEVELOPMENT COSTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SOFTWARE DEVELOPMENT COSTS (Tables)
Summary of capitalization and amortization of software development costs
	June 30,	December 31,
	2021	2020

Development costs	$2,527,819	$2,479,137
Acquired technology	1,527,186	1,527,186
Less accumulated amortization	(2,707,421)	(2,483,622)
	$1,347,584	$1,522,701

	December 31,	December 31,
	2020	2019
Development costs	$2,479,137	$1,936,000
Acquired technology	1,527,186	1,277,000
Less accumulated amortization	(2,483,622)	(1,697,000)
	$1,522,701	$1,516,000